ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 6 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	June 30, 2020	December 31, 2019
Accrued payroll and other benefits	$1,995,168	$2,094,536
Accrued interest	1,036,320	437,569
Deferred revenue and customer deposits	243,259	378,850
D&O insurance financing payable	163,200	33,660
Other accrued expenses	81,412	67,848
Accrued professional fees	44,910	104,602
Sublease deposit	19,332	-
Accrued rent and facilities costs	14,695	24,584
Total accrued expenses and other current liabilities	$3,598,296	$3,141,649

NOTE 6 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	Years Ended December 31,
	2019	2018
Accrued payroll and other benefits	$2,094,536	$1,659,577
Accrued interest	437,569	138,605
Deferred revenue	378,850	20,631
Accrued professional fees	104,602	126,384
Other accrued expenses	67,848	-
D&O insurance financing payable	33,660	52,530
Accrued rent and facilities costs	24,584	160,544
Accrued travel and entertainment	-	30,000
Total accrued expenses and other current liabilities	$3,141,649	$2,188,271